Investments in subsidiaries and associates - Associates, Summarised results (Details) - AUD ($) $ in Millions	8 Months Ended	12 Months Ended
	May 26, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Summarised results
Revenue for the period		$ 38,199	$ 37,518	$ 37,659
Net profit for the period		8,099	7,997	7,460
Net other comprehensive income for the year		268	(6)	(519)
Total comprehensive income		8,367	7,991	6,941
Group's share in net profit recognised in the income statement		$ (10)	$ 17	$ 30
Pendal Group Limited
Summarised results
Revenue for the period	$ 262
Net profit for the period	90
Net other comprehensive income for the year	11
Total comprehensive income	101
Group's share of net profit	26
Equity accounting adjustments	(13)
Group's share in net profit recognised in the income statement	13
Group's share of other comprehensive income	4
Tax effect on Group's share of other comprehensive income	(1)
Share of total comprehensive income recognised by the Group	16
Dividends received from associates during the period	$ 22